Guarantees and commitments	6 Months Ended
Jun. 30, 2021
Guarantees and commitments
29 Guarantees and commitments
Guarantees
In the ordinary course of business, guarantees are provided that contingently obligate the Group to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the higher of the initial fair value (generally the related fee received or receivable) less cumulative amortization and the Group’s current best estimate of payments that will be required under existing guarantee arrangements.
Guarantees provided by the Group are classified as follows: credit guarantees and similar instruments, performance guarantees and similar instruments, derivatives and other guarantees.
> Refer to “Guarantees” in VI – Consolidated financial statements – Credit Suisse Group – Note 34 – Guarantees and commitments in the Credit Suisse Annual Report 2020 for a detailed description of guarantees.
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2Q21 (CHF million)
Credit guarantees and similar instruments	2,411	1,921	4,332	4,268		20	2,195
Performance guarantees and similar instruments	4,484	2,868	7,352	6,223		38	2,706
Derivatives [2]	11,082	4,968	16,050	16,050		403	–	[3]
Other guarantees	4,102	2,131	6,233	6,189		61	3,705
Total guarantees	22,079	11,888	33,967	32,730		522	8,606
4Q20 (CHF million)
Credit guarantees and similar instruments	1,645	1,434	3,079	3,016		27	1,637
Performance guarantees and similar instruments	3,607	2,925	6,532	5,601		30	2,535
Derivatives [2]	10,531	6,042	16,573	16,573		380	–	[3]
Other guarantees	3,555	2,588	6,143	6,130		85	3,725
Total guarantees	19,338	12,989	32,327	31,320		522	7,897
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.
Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by FINMA or by the compulsory liquidation of another deposit-taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Group’s banking subsidiaries in Switzerland, the Group’s share in the deposit insurance guarantee program for the period July 1, 2020 to June 30, 2021 was CHF 0.5 billion. These deposit insurance guarantees were reflected in other guarantees.
Representations and warranties on residential mortgage loans sold
In connection with the Investment Bank division’s sale of US residential mortgage loans, the Group has provided certain representations and warranties relating to the loans sold. The Group has provided these representations and warranties relating to sales of loans to institutional investors, primarily banks, and non-agency, or private label, securitizations. The loans sold are primarily loans that the Group has purchased from other parties. The scope of representations and warranties, if any, depends on the transaction, but can include: ownership of the mortgage loans and legal capacity to sell the loans; loan-to-value (LTV) ratios and other characteristics of the property, the borrower and the loan; validity of the liens securing the loans and absence of delinquent taxes or related liens; conformity to underwriting standards and completeness of documentation; and origination in compliance with law. If it is determined that representations and warranties were breached, the Group may be required to repurchase the related loans or indemnify the investors to make them whole for losses. Whether the Group will incur a loss in connection with repurchases and make whole payments depends on: the extent to which claims are made; the validity of such claims made within the statute of limitations (including the likelihood and ability to enforce claims); whether the Group can successfully claim against parties that sold loans to the Group and made representations and warranties to the Group; the residential real estate market, including the number of defaults; and whether the obligations of the securitization vehicles were guaranteed or insured by third parties.
Repurchase claims on residential mortgage loans sold that are subject to arbitration or litigation proceedings, or become so during the reporting period, are not included in this Guarantees and commitments disclosure but are addressed in litigation and related loss contingencies and provisions. The Group is involved in litigation relating to representations and warranties on residential mortgages sold.
> Refer to “Note 33 – Litigation” for further information.
Disposal-related contingencies and other indemnifications
The Group has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees include disposal-related contingencies in connection with the sale of assets or businesses, and other indemnifications. These guarantees are not reflected in the “Guarantees” table.
> Refer to “Disposal-related contingencies and other indemnifications” in VI – Consolidated financial statements – Credit Suisse Group – Note 34 – Guarantees and commitments in the Credit Suisse Annual Report 2020 for a description of these guarantees.
Other commitments
Other commitments of the Group are classified as follows: irrevocable commitments under documentary credits, irrevocable loan commitments, forward reverse repurchase agreements and other commitments.
> Refer to “Other commitments” in VI – Consolidated financial statements – Credit Suisse Group – Note 34 – Guarantees and commitments in the Credit Suisse Annual Report 2020 for a description of these commitments.
Other commitments
	2Q21						4Q20
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	4,446	82	4,528	4,279		2,469	3,915	97	4,012	3,963		2,404
Irrevocable loan commitments [2]	24,764	105,111	129,875	125,484		60,786	19,813	99,209	119,022	115,116		53,039
Forward reverse repurchase agreements	71	0	71	71		71	17	0	17	17		17
Other commitments	1,815	322	2,137	2,137		16	135	1,808	1,943	1,943		19
Total other commitments	31,096	105,515	136,611	131,971		63,342	23,880	101,114	124,994	121,039		55,479
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 144,958 million and CHF 130,877 million of unused credit limits as of the end of 2Q21 and 4Q20 respectively, which were revocable at the Group's sole discretion upon notice to the client.

Bank
Guarantees and commitments
28 Guarantees and commitments
> Refer to “Note 29 – Guarantees and commitments” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q21 and to “Note 33 – Guarantees and commitments” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2020 for further information.
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
6M21 (CHF million)
Credit guarantees and similar instruments	2,411	1,925	4,336	4,272		20	2,195
Performance guarantees and similar instruments	4,484	2,868	7,352	6,223		38	2,706
Derivatives [2]	11,082	4,968	16,050	16,050		403	–	[3]
Other guarantees	4,102	2,131	6,233	6,189		61	3,705
Total guarantees	22,079	11,892	33,971	32,734		522	8,606
2020 (CHF million)
Credit guarantees and similar instruments	1,645	1,438	3,083	3,020		27	1,637
Performance guarantees and similar instruments	3,607	2,925	6,532	5,601		30	2,535
Derivatives [2]	10,531	6,042	16,573	16,573		380	–	[3]
Other guarantees	3,555	2,588	6,143	6,130		85	3,725
Total guarantees	19,338	12,993	32,331	31,324		522	7,897
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not considered significant.
Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by the Swiss Financial Market Supervisory Authority FINMA (FINMA) or by the compulsory liquidation of another deposit taking bank, the Bank’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Bank’s banking subsidiaries in Switzerland, the Bank’s share in the deposit insurance guarantee program for the period July 1, 2020 to June 30, 2021 was CHF 0.5 billion. These deposit insurance guarantees were reflected in other guarantees.
Representations and warranties on residential mortgage loans sold
In connection with the Global Markets division’s sale of US residential mortgage loans, the Bank has provided certain representations and warranties relating to the loans sold.
> Refer to “Note 29 – Guarantees and commitments” in III – Consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q21 and to “Note 33 – Guarantees and commitments” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2020 for further information.
Other commitments
	6M21							2020
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	4,446	82	4,528		4,279		2,469	3,915	97	4,012		3,963		2,404
Irrevocable loan commitments	24,764	105,111	129,875	[2]	125,484		60,786	19,813	99,209	119,022	[2]	115,116		53,039
Forward reverse repurchase agreements	71	0	71		71		71	17	0	17		17		17
Other commitments	1,815	322	2,137		2,137		16	135	1,808	1,943		1,943		19
Total other commitments	31,096	105,515	136,611		131,971		63,342	23,880	101,114	124,994		121,039		55,479
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 145,045 million and CHF 130,965 million of unused credit limits as of the end of 6M21 and 2020, respectively, which were revocable at the Bank's sole discretion upon notice to the client. The prior period has been adjusted to the current presentation.